Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues		$ 31,447,229	$ 42,537,106	$ 59,794,661
Cost of revenues		(25,528,980)	(33,572,527)	(46,802,361)
Gross profit		5,918,249	8,964,579	12,992,300
Operating expenses
Selling and marketing expenses		(1,941,379)	(2,034,499)	(5,928,373)
General and administrative expenses		(318,460)	(25,738,146)	(47,625,145)
Research and development expenses		(1,914,282)	(2,276,364)	(8,839,897)
Total operating expenses		(4,174,121)	(30,049,009)	(62,393,415)
(Loss)/ gain on disposal of a subsidiary		(14,050)	4,970
Income/ (loss) from operations		1,730,078	(21,079,460)	(49,401,115)
Interest income		98,368	98,052	66,263
Interest expense		(506,704)	(873,681)	(511,429)
Investment income			10,271	76,768
Share of result of equity investee		(14,543)
Gain from disposal of interest in a VIE and its subsidiaries		3,949,200
Impairment loss from long term investment				(24,005,161)
Impairment loss on goodwill			(1,415,341)	(10,636,358)
Other income, net		105,891	321,744	1,130,734
Income (loss) before income taxes		5,362,290	(22,938,415)	(83,280,298)
Income tax (expenses)/ benefit		(901,815)	4,266,887	196,219
Net income/(loss)		4,460,475	(18,671,528)	(83,084,079)
Less: Net income/ (loss) attributable to non-controlling interests		29,610	(2,564,138)	(1,229,446)
Net income/(loss) attributable to Baijiayun Group Ltd.		4,430,865	(16,107,390)	(81,854,633)
Other comprehensive income
Foreign currency translation adjustments		514,524	220,950	1,752,627
Comprehensive income/ (loss)		4,974,999	(18,450,578)	(81,331,452)
Less: Comprehensive income/ (loss) attributable to non-controlling interests		29,610	(2,564,138)	(1,229,446)
Comprehensive income/ (loss) available to Baijiayun Group Ltd		4,945,389	(15,886,440)	(80,102,006)
Comprehensive income/ (loss) attributable to Baijiayun Group Ltd’s ordinary shareholders		$ 4,945,389	$ (15,886,440)	$ (80,102,006)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1],[2],[3],[4]	1,176,370	1,033,554	962,772
Diluted (in Shares)	[1],[2],[3],[4]	1,421,051
Income/ (loss) per share – basic (in Dollars per share)	[3]	$ 3.77	$ (15.58)	$ (85.02)
Diluted income/ (loss) per share (in Dollars per share)	[3]	$ 3.12	$ (15.58)	$ (85.02)

[1]	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.
[2]	After giving retrospective effects of the 1-for-20 reverse stock split effective on May 13, 2025.
[3]	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.
[4]	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 179,649 Class A ordinary shares as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company.